SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22.SUBSEQUENT EVENTS

On January 30, 2024, the Company announced that it has begun cultivation in its newly retrofitted Greenhouse 5 at the SoCal Facility.

On February 8, 2024, the Company announced that John Pérez has stepped down from the Board due to increasing commitments with his current employer.

On February 23, 2024, the Company entered into Amendment Number Five to Credit Agreement, Waiver, and Consent with the Senior Secured Lender to among other things approve of the Series C and D Offerings and to amend the Credit Agreement to change the Minimum EBITDA requirement to have an annualized EBITDA of $20 million for the fiscal quarter period ending December 31, 2023, a LTM EBITDA of $20 million for the fiscal quarter period ending March 31, 2024 and June 30, 2024, and a LTM EBITDA of $22.5 million for each month ending on July 31, 2024 and for each month ending thereafter.